Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

12.Intangible assets, net

	As of				As of
	January 01,				December 31,
Acquisition cost:	2019		Additions	Disposals	2019

Brand	Ps.	253,000	—	—	253,000
Customer relationships		64,000	—	—	64,000
Software		17,135	4,516	—	21,651
Brands and logo rights		6,209	1,399	—	7,608

	Ps.	340,344	5,915	—	346,259

	As of				As of
	January 01,		Amortization		December 31,
Accumulated amortization:	2019		expense	Disposals	2019

Customer relationships	Ps.	(24,533)	(6,400)	—	(30,933)
Software		—	(421)	—	(421)
Brands and logo rights		(3,712)	(228)	—	(3,940)

	Ps.	(28,245)	(7,049)	—	(35,294)

	As of				As of
	December 31,				January 03,
Acquisition cost:	2019		Additions	Disposals	2021

Brand	Ps.	253,000	—	—	253,000
Customer relationships		64,000	—	—	64,000
Software		21,651	24,333	—	45,984
Brands and logo rights		7,608	276	(2,491)	5,393

	Ps.	346,259	24,609	(2,491)	368,377

	As of				As of
	December 31,		Amortization		January 03,
Accumulated amortization:	2019		expense	Disposals	2021

Customer relationships	Ps.	(30,933)	(6,400)	—	(37,333)
Software		(421)	(6,675)	—	(7,096)
Brands and logo rights		(3,940)	(647)	—	(4,587)

	Ps.	(35,294)	(13,722)	—	(49,016)

	As of				As of
	January 03,				December 31,
Acquisition cost:	2021		Additions	Disposals	2021

Brand	Ps.	253,000	—	—	253,000
Customer relationships		64,000	—	—	64,000
Software		45,984	65,356	—	111,340
Brands and logo rights		5,393	70	—	5,463

	Ps.	368,377	65,426	—	433,803

	As of				As of
	January 03,		Amortization		December 31,
Accumulated amortization:	2021		expense	Disposals	2021

Customer relationships	Ps.	(37,333)	(6,400)	—	(43,733)
Software		(7,096)	(8,377)	—	(15,473)
Brands and logo rights		(4,587)	(250)	—	(4,837)

	Ps.	(49,016)	(15,027)	—	(64,043)

As of December 31, 2021, January 3, 2021, and December 31, 2019, a carrying amount of Ps. 253,000 for the value of “Betterware” brand is presented in the consolidated and combined statements of financial position. Such brand was transmitted to the Group through a merger carried out on July 28, 2017 with Strevo (a related party, under common control). Strevo obtained such brand when acquiring the majority of the Group’s shares in March 2015.

As of December 31, 2021, January 3, 2021, and December 31, 2019, a carrying amount of Ps. 20,267 Ps. 26,667, and Ps. 33,067, respectively, for the value of the Group’s intangible asset comprised of customers relationships, is presented in the consolidated and combined statements of financial position. Such intangible asset was transmitted to the Group through the merger carried out on July 28, 2017 with Strevo as previously discussed. This intangible asset has a useful life of ten years and is being amortized on a straight-line basis.

Additionally, as of December 31, 2021, January 3, 2021, and December 31, 2019, the intangible asset line in the consolidated and combined statement of financial position includes Ps. 626, Ps. 808, and Ps. 3,668, respectively, corresponding to paid rights related to registration of brands and logos before the intellectual property authorities. Such rights are valid ranging a defined period from 10 to 30 years and therefore, are amortized over such useful lives.

At each reporting date, the Group reviews the carrying amounts of its non-financial assets to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. As of December 31, 2021, January 3, 2021, and December 31, 2019, no indications of impairment have been identified.

In relation to impairment of intangible assets with indefinite useful life (brand), the Group estimates the recoverable amount of the intangible asset which is based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used. Key assumptions are the same as those used for estimating the recoverable amount for Goodwill (See Note 11).